Accounting policies - Impairment valuation assessment (Details) - Forecast € in Millions	12 Months Ended
Dec. 31, 2022 EUR (€)
Disclosure of fair value measurement of assets [line items]
Default rate expected increase (in percentage)	0.24%
Expected impact on credit risk provision	€ 0